Performance Management - Sprott Gold Equity Fund Investor Class [Member] - Sprott Gold Equity Fund	Jan. 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Tocqueville Gold Fund (the “Predecessor Fund”) was reorganized on January 17, 2020, then a series of The Tocqueville Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information prior to January 17, 2020 is that of the Predecessor Fund. The following chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year (on a calendar year basis), and the table shows how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2024 compare with those of the Philadelphia Stock Exchange Gold and Silver Sector Total Return Index and the S&P 500® Total Return Index. Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. In particular, in 2016, the performance of the Fund was achieved during a period of unusually favorable market conditions. Such performance may not be sustainable. Updated performance information will be available at no cost by visiting www.sprott.com or by calling 1-844-940-4653.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table below provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return	59.10%	(June 30, 2020)
Lowest Quarterly Return	-26.89%	(June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	59.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Sprott Gold Equity Fund	1 Year	5 Years	10 Years
Investor Class – Return Before Taxes	20.58%	4.39%	4.88%
Investor Class – Return After Taxes on Distributions	20.58%	4.40%	4.89%
Investor Class – Return After Taxes on Distributions and Sale of Fund Shares	12.18%	3.43%	3.90%
Philadelphia Stock Exchange Gold and Silver Sector Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	10.82%	6.85%	8.45%
S&P 500 Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

1.	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

Performance Availability Website Address [Text]	www.sprott.com
Performance Availability Phone [Text]	1-844-940-4653